Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 44,568	$ 38,076	$ 40,932
Net sales from discontinued operations		1
Total net sales	44,568	38,077	40,932
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	8,116	9,910	11,081
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	1,007	1,023	1,721
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	6,403	3,501	6,197
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	2,585	2,018	2,521
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	7,672	5,505	3,550
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 18,785	$ 16,119	$ 15,862